Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of presentation.
Schedule of aggregation of revenue

	Year ended
	December 31,
	2011	2020	2019
Wal-Mart Stores Inc.	13.0%	13.8%	18.3%
Walgreen Co.	11.9%	14.6%	14.7%

Schedule of estimated useful lives of the assets

Useful Life
Redbox kiosks and components	3 – 5 years
Computers and software	2 – 3 years
Leasehold improvements (shorter of life of asset or remaining lease term)	3 – 6 years
Office furniture and equipment	5 – 7 years
Vehicles	3 – 4 years